Discontinued Operations and Divestitures (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 17, 2015	Dec. 31, 2015	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment in discontinued operations through purchase of convertible preferred stock								$ 435.0
Proceeds for issuance of membership interests								170.0
Cash contribution into privately-held company								$ 100.0
Convertible Preferred Stock, Terms of Conversion								The $435 investment by Cleveland Investor in the Company will be in exchange for perpetual convertible preferred stock with an optional conversion price for holders of $5.00 per share and a dividend that accrues at a rate of 5% per annum, subject to increase upon certain events. The dividend is payable at the Company's option in (i) cash, (ii) subject to certain conditions, in common shares or (iii) subject to certain conditions, upon conversion of shares in Series C Preferred Stock, in shares of our non-voting, non-convertible Series D Preferred Stock, par value $1.00 per share (the "Series D Preferred Stock"). Any such shares of Series D Preferred Stock issued would have similar preferential rights.
Expected Amount of Proceeds on Sale to be used to Reduce Debt								$ 250.0
Net deferred tax assets		$ 150.6		$ 150.6				150.6	$ 851.0
Valuation allowance		1,972.1		1,972.1				1,972.1	1,362.6
Gain on sale of business								44.9	0.0	$ 0.0
Gain on sale of business, after tax								51.6
Liz Earle [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business								215.0
Disposition of Business, Expenses								5.0
Gain on sale of business								44.9
Gain on sale of business, after tax								51.6
Silpada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, loss on sale of business, before tax						$ 0.4	$ 79.0			79.4
Discontinued Operations, loss on sale of business, after tax							$ 50.0			50.4
Proceeds from sale of business			$ 85.0
Silpada potential earn-out			$ 15.0
Business Combination, Contingent Consideration Arrangements, Description			if Silpada achieves specific earnings targets over two years
Two Point Three Seven Five Percent Notes, Due March Two Thousand Sixteen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Principal amount of debt					$ 250.0	$ 250.0				$ 250.0
Interest rate, stated percentage					2.375%	2.375%				2.375%
SMT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capitalized software impairment					$ 117.2
Capitalized software impairment, net of tax					$ 74.1
NewCo [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Implied value of ownership interests		43.0		43.0				43.0
Valuation allowance		235.0		235.0				235.0
Discontinued Operations, Disposed of by Sale [Member] | North America Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Optional conversion price for holders (in dollars per share)	$ 5.00
Dividend accrual, percentage	5.00%
Net deferred tax assets		19.4		19.4				19.4	15.6
Valuation allowance		$ 19.4		19.4				$ 19.4	9.1
Series D Preferred Stock [Member] | Discontinued Operations, Disposed of by Sale [Member] | North America Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Series D Preferred Stock, par value (in dollars per share)	$ 1.00
North America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Equity Method Investment Amount Not Retained after Disposal, Ownership Interest								80.10%
Percentage of ownership after transaction		20.00%						19.90%
Discontinued Operations, loss on sale of business, before tax				340.0				$ 340.0	$ 0.0	$ 0.0
Discontinued Operations, loss on sale of business, after tax				$ 340.0